The Advisors’ Inner Circle Fund III	ARGA EMERGING MARKETS VALUE FUND September 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 97.6%

	Shares	Value
BRAZIL — 15.8%
CONSUMER DISCRETIONARY — 0.7%
Lojas Renner	3,272,940	$9,212,014

ENERGY — 3.2%
Petroleo Brasileiro ADR	2,063,235	26,120,555
PRIO *	2,537,795	18,162,358
		44,282,913
FINANCIALS — 8.7%
B3 - Brasil Bolsa Balcao	12,813,500	32,140,584
Banco Bradesco ADR	9,053,719	30,601,570
Banco Bradesco	5,223,079	14,936,402
Banco do Brasil	4,791,500	19,806,097
XP, Cl A	1,041,124	19,562,720
		117,047,373
INDUSTRIALS — 1.4%
Localiza Rent a Car	2,468,100	18,294,245

MATERIALS — 1.8%
Vale	2,223,500	24,055,452
		212,891,997
CHINA — 31.9%
COMMUNICATION SERVICES — 2.3%
Tencent Holdings	358,300	30,530,600

CONSUMER DISCRETIONARY — 9.0%
Alibaba Group Holding ADR	146,642	26,209,325
Alibaba Group Holding	1,983,400	44,356,989
Li Ning	9,385,000	21,221,152
Trip.com Group ADR	381,071	28,656,539
		120,444,005
CONSUMER STAPLES — 3.5%
Budweiser Brewing	20,352,300	21,633,514
Kweichow Moutai, Cl A	123,500	25,099,469
		46,732,983
FINANCIALS — 5.4%
Industrial & Commercial Bank of China, Cl H	28,050,000	20,654,485
PICC Property & Casualty, Cl H	8,500,000	19,174,757
Ping An Insurance Group of China, Cl H	5,030,500	34,222,941
		74,052,183
INDUSTRIALS — 2.2%
Beijing New Building Materials, Cl A	5,790,429	19,276,630
SITC International Holdings	2,999,642	11,548,991
		30,825,621

The Advisors’ Inner Circle Fund III	ARGA EMERGING MARKETS VALUE FUND September 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
CHINA (continued)
MATERIALS — 6.6%
Beijing Oriental Yuhong Waterproof Technology, Cl A	8,600,312	$14,910,899
China Jushi, Cl A	11,559,734	28,204,026
Hengli Petrochemical, Cl A	13,545,399	32,660,838
YongXing Special Materials Technology, Cl A	2,389,400	13,035,709
		88,811,472
REAL ESTATE — 2.9%
China Overseas Land & Investment	21,467,969	39,537,171
		430,934,035
HONG KONG — 1.9%
CONSUMER DISCRETIONARY — 0.9%
Melco Resorts & Entertainment ADR *	1,338,151	12,270,845

CONSUMER STAPLES — 1.0%
WH Group	11,718,806	12,690,893
		24,961,738
HUNGARY — 1.0%
FINANCIALS — 1.0%
OTP Bank Nyrt	162,862	14,088,109

INDIA — 3.4%
ENERGY — 1.0%
Indian Oil	7,985,145	13,485,725

FINANCIALS — 1.5%
HDFC Bank	1,836,169	19,677,684

MATERIALS — 0.9%
Hindalco Industries	1,460,249	12,531,948
		45,695,357
INDONESIA — 3.2%
FINANCIALS — 3.2%
Bank Mandiri Persero	73,233,000	19,354,667
Bank Rakyat Indonesia Persero	104,378,600	24,464,516
		43,819,183
MACAO — 2.8%
CONSUMER DISCRETIONARY — 2.8%
Galaxy Entertainment Group	2,675,000	14,708,110
Sands China	8,154,000	22,657,489
		37,365,599

The Advisors’ Inner Circle Fund III	ARGA EMERGING MARKETS VALUE FUND September 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
PERU — 1.2%
FINANCIALS — 1.2%
Credicorp	60,993	$16,241,216

RUSSIA — 0.0%
MATERIALS — 0.0%
Alrosa PJSC (A)	506,080	–

SOUTH AFRICA — 4.3%
COMMUNICATION SERVICES — 1.7%
MTN Group	2,807,670	23,626,616

CONSUMER DISCRETIONARY — 1.2%
Naspers, Cl N	45,168	16,412,771

FINANCIALS — 1.4%
Absa Group	1,735,632	18,214,359
		58,253,746
SOUTH KOREA — 13.0%
COMMUNICATION SERVICES — 0.9%
SK Telecom	299,731	11,619,138

CONSUMER DISCRETIONARY — 1.6%
Hyundai Mobis	102,019	21,705,040

FINANCIALS — 2.4%
DB Insurance	57,370	5,669,759
Hana Financial Group	225,970	14,049,674
KB Financial Group	161,658	13,342,588
		33,062,021
INFORMATION TECHNOLOGY — 7.3%
Samsung Electro-Mechanics	177,982	24,571,172
Samsung Electronics	1,007,746	60,414,703
SK Hynix	55,708	13,809,901
		98,795,776
MATERIALS — 0.8%
LG Chemical	53,899	10,699,969
		175,881,944
TAIWAN — 13.4%
FINANCIALS — 0.5%
Chailease Holding	2,065,569	7,569,993

INFORMATION TECHNOLOGY — 12.9%
Hon Hai Precision Industry	4,322,000	30,859,701
MediaTek	742,000	32,180,355
Taiwan Semiconductor Manufacturing	763,000	33,143,062

The Advisors’ Inner Circle Fund III	ARGA EMERGING MARKETS VALUE FUND September 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
TAIWAN (continued)
INFORMATION TECHNOLOGY (continued)
Taiwan Semiconductor Manufacturing ADR	96,067	$26,830,553
Unimicron Technology	2,694,000	13,500,980
Yageo	6,480,948	36,343,929
		172,858,580
		180,428,573
THAILAND — 3.7%
FINANCIALS — 3.7%
Kasikornbank	4,799,500	24,824,760
SCB X	6,358,300	25,225,473
		50,050,233
UNITED STATES — 2.0%
CONSUMER DISCRETIONARY — 1.1%
Las Vegas Sands	274,794	14,781,169

INFORMATION TECHNOLOGY — 0.9%
Globant *	212,657	12,202,259
		26,983,428

TOTAL COMMON STOCK
(Cost $998,477,656)		1,317,595,158

TOTAL INVESTMENTS— 97.6%
(Cost $998,477,656)		$1,317,595,158

Percentages are based on Net Assets of $1,350,678,004.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

ARG-QH-001-0800

The Advisors’ Inner Circle Fund III	ARGA INTERNATIONAL VALUE FUND September 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 94.3%

	Shares	Value
AUSTRALIA — 1.4%
FINANCIALS — 1.4%
QBE Insurance Group	121,738	$1,656,641

BRAZIL — 4.2%
CONSUMER DISCRETIONARY — 1.6%
Lojas Renner	726,850	2,045,791

CONSUMER STAPLES — 0.7%
Ambev	385,558	874,383

FINANCIALS — 1.9%
Banco Bradesco ADR	433,376	1,464,811
Banco do Brasil	199,100	822,998
		2,287,809
		5,207,983
CANADA — 5.2%
CONSUMER DISCRETIONARY — 2.2%
Magna International	58,526	2,773,015

MATERIALS — 3.0%
Nutrien	62,705	3,682,460
		6,455,475
CHINA — 10.8%
CONSUMER DISCRETIONARY — 3.8%
Li Ning	945,500	2,137,943
Shenzhou International Group Holdings	163,600	1,295,170
Trip.com Group ADR	18,558	1,395,562
		4,828,675
CONSUMER STAPLES — 1.0%
Kweichow Moutai, Cl A	6,200	1,260,054

FINANCIALS — 2.0%
Ping An Insurance Group of China, Cl H	359,127	2,443,173

INFORMATION TECHNOLOGY — 1.1%
Tongwei, Cl A *	414,600	1,301,042

MATERIALS — 1.1%
YongXing Special Materials Technology, Cl A	249,700	1,362,274

REAL ESTATE — 1.8%
China Overseas Land & Investment	1,189,804	2,191,241
		13,386,459

The Advisors’ Inner Circle Fund III	ARGA INTERNATIONAL VALUE FUND September 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
FINLAND — 2.7%
ENERGY — 0.6%
Neste	39,490	$725,582

INFORMATION TECHNOLOGY — 2.1%
Nokia	550,207	2,645,843
		3,371,425
FRANCE — 8.0%
CONSUMER DISCRETIONARY — 5.2%
Kering	19,202	6,434,558

CONSUMER STAPLES — 0.9%
Pernod Ricard	11,306	1,113,086

INDUSTRIALS — 0.3%
Teleperformance	5,027	375,485

INFORMATION TECHNOLOGY — 1.6%
Capgemini	13,387	1,952,866
		9,875,995
GERMANY — 5.6%
CONSUMER DISCRETIONARY — 1.6%
Bayerische Motoren Werke	12,557	1,265,591
Continental	11,632	769,529
		2,035,120
HEALTH CARE — 1.2%
Bayer	42,463	1,413,646

INFORMATION TECHNOLOGY — 2.8%
Infineon Technologies	88,571	3,474,666
		6,923,432
HONG KONG — 4.7%
CONSUMER DISCRETIONARY — 1.4%
Melco Resorts & Entertainment ADR *	185,949	1,705,152

FINANCIALS — 2.2%
Prudential	199,368	2,791,096

REAL ESTATE — 1.1%
Sun Hung Kai Properties	113,500	1,357,636
		5,853,884
INDONESIA — 1.9%
FINANCIALS — 1.9%
Bank Rakyat Indonesia Persero	10,004,100	2,344,786

The Advisors’ Inner Circle Fund III	ARGA INTERNATIONAL VALUE FUND September 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
ITALY — 1.7%
ENERGY — 0.6%
Saipem	271,223	$785,154

FINANCIALS — 1.1%
Banca Monte dei Paschi di Siena	146,384	1,302,558
		2,087,712
JAPAN — 7.7%
INDUSTRIALS — 4.2%
Nidec	291,800	5,186,706

INFORMATION TECHNOLOGY — 1.4%
Murata Manufacturing	89,000	1,689,581

MATERIALS — 1.0%
Kobe Steel	107,300	1,267,961

REAL ESTATE — 1.1%
Daito Trust Construction	59,000	1,294,534
		9,438,782
MACAO — 4.6%
CONSUMER DISCRETIONARY — 4.6%
Galaxy Entertainment Group	249,000	1,369,091
Sands China	1,545,200	4,293,642
		5,662,733
NETHERLANDS — 2.0%
FINANCIALS — 1.1%
ABN AMRO Bank GDR	43,420	1,392,898

INDUSTRIALS — 0.9%
Randstad	24,643	1,050,762
		2,443,660
NORWAY — 2.1%
ENERGY — 2.1%
Equinor	106,740	2,602,974

SINGAPORE — 5.1%
INFORMATION TECHNOLOGY — 5.1%
STMicroelectronics	223,156	6,307,505

SOUTH KOREA — 7.2%
CONSUMER DISCRETIONARY — 2.1%
Hyundai Mobis	11,899	2,531,571

The Advisors’ Inner Circle Fund III	ARGA INTERNATIONAL VALUE FUND September 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
SOUTH KOREA (continued)
FINANCIALS — 1.3%
Shinhan Financial Group	32,841	$1,655,776

INFORMATION TECHNOLOGY — 3.8%
Samsung Electronics	78,229	4,689,854
		8,877,201
SPAIN — 6.9%
ENERGY — 1.4%
Repsol	94,543	1,681,189

FINANCIALS — 5.5%
Banco Bilbao Vizcaya Argentaria	216,681	4,175,376
Banco Santander	250,959	2,633,651
		6,809,027
		8,490,216
SWEDEN — 3.0%
MATERIALS — 3.0%
Boliden *	91,939	3,752,800

SWITZERLAND — 2.7%
FINANCIALS — 2.0%
Julius Baer Group	35,345	2,461,159

INDUSTRIALS — 0.7%
Adecco Group	32,603	918,513
		3,379,672
UNITED KINGDOM — 3.4%
CONSUMER DISCRETIONARY — 1.2%
Whitbread	32,886	1,426,798

FINANCIALS — 2.2%
HSBC Holdings	193,252	2,727,387
		4,154,185
UNITED STATES — 3.4%
CONSUMER DISCRETIONARY — 2.4%
Las Vegas Sands	56,136	3,019,556

The Advisors’ Inner Circle Fund III	ARGA INTERNATIONAL VALUE FUND September 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
UNITED STATES (continued)
HEALTH CARE — 1.0%
GSK	55,932	$1,200,970
		4,220,526

TOTAL COMMON STOCK
(Cost $100,313,510)		116,494,046

PREFERRED STOCK†† — 2.1%

BRAZIL — 1.9%
MATERIALS — 1.9%
Gerdau (A)	762,268	2,384,661

GERMANY — 0.2%
CONSUMER DISCRETIONARY — 0.2%
Dr Ing hc F Porsche (A)	6,016	291,676

TOTAL PREFERRED STOCK
(Cost $2,759,517)		2,676,337

TOTAL INVESTMENTS— 96.4%
(Cost $103,073,027)		$119,170,383

Percentages are based on Net Assets of $123,567,200. * Non-income producing security.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

ARG-QH-001-0800

The Advisors’ Inner Circle Fund III	ARGA VALUE FUND September 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.4%

	Shares	Value
COMMUNICATION SERVICES — 1.4%
Comcast, Cl A	2,307	$72,486

CONSUMER DISCRETIONARY — 17.8%
Bath & Body Works	1,587	40,881
Ford Motor	4,551	54,430
Las Vegas Sands	5,353	287,938
LCI Industries	1,543	143,730
Lear	1,505	151,418
Mohawk Industries *	1,631	210,269
VF	4,054	58,499
		947,165
CONSUMER STAPLES — 4.2%
Dollar General	476	49,194
Target	1,928	172,942
		222,136
ENERGY — 5.1%
Occidental Petroleum	2,992	141,372
Patterson-UTI Energy	25,475	131,960
		273,332
FINANCIALS — 21.5%
Bank of America	4,344	224,107
Capital One Financial	238	50,594
Citigroup	1,111	112,767
Global Payments	634	52,673
Invesco	5,139	117,889
Jackson Financial, Cl A	590	59,726
RenaissanceRe Holdings	441	111,983
Synchrony Financial	2,263	160,786
T Rowe Price Group	991	101,716
Unum Group	649	50,479
Voya Financial	1,358	101,578
		1,144,298
HEALTH CARE — 13.4%
Baxter International	4,559	103,808
Centene *	1,800	64,224
Elevance Health	337	108,892
Gilead Sciences	891	98,901
Humana	460	119,678
Merck	1,301	109,193

The Advisors’ Inner Circle Fund III	ARGA VALUE FUND September 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
HEALTH CARE (continued)
Zimmer Biomet Holdings	1,110	$109,335
		714,031
INDUSTRIALS — 7.9%
Alaska Air Group *	1,905	94,831
Builders FirstSource *	733	88,876
Carrier Global	687	41,014
ManpowerGroup	2,405	91,150
WESCO International	486	102,789
		418,660
INFORMATION TECHNOLOGY — 19.6%
Accenture, Cl A	205	50,553
Amdocs	586	48,081
Arrow Electronics *	1,186	143,506
EPAM Systems *	804	121,235
First Solar *	290	63,954
Flex *	886	51,362
Micron Technology	455	76,131
NXP Semiconductors	696	158,500
ON Semiconductor *	1,042	51,381
QUALCOMM	987	164,197
Skyworks Solutions	1,430	110,081
		1,038,981
MATERIALS — 3.7%
Alcoa	4,007	131,790
Dow	1,413	32,400
LyondellBasell Industries, Cl A	720	35,309
		199,499
UTILITIES — 2.8%
Eversource Energy	788	56,059
UGI	2,805	93,294
		149,353

TOTAL COMMON STOCK
(Cost $4,919,308)		5,179,941

TOTAL INVESTMENTS— 97.4%
(Cost $4,919,308)		$5,179,941

The Advisors’ Inner Circle Fund III	ARGA VALUE FUND September 30, 2025 (UNAUDITED)

Percentages are based on Net Assets of $5,319,501.
*	Non-income producing security.

Cl — Class

ARG-QH-001-0800